ALICE A. WATERS

ATTORNEY AT LAW
        111 E. FRANKLIN STREET        TELEPHONE (972) 938-9090
        WAXAHACHIE, TEXAS 75165        FACSIMILE (972) 938-9091

March 17, 2006

Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Mr. Jason Wynn
Zion Oil & Gas, Inc.
Amendment No. 1 to Registration Statement on Form SB-2
Filed March 17, 2006
Registration No. 333-131275

Dear Mr. Wynn:

Attached for filing on behalf of the referenced Issuer is Amendment No. 1 to the Registration Statement on Form SB-2. Changes have been made in response to the SEC comment letter dated February 24, 2006. References herein to the "Registration Statement" refer to Amendment No. 1. Capitalized terms have the same meaning as in the Prospectus which is part of the Registration Statement. Responses to comments are in the order set forth in the February 24 letter.

Two marked copies and two plain copies of this Amendment to the Registration Statement will be forwarded to you under separate cover.

Form SB-2

General

1. The appropriate changes have been made in all relevant locations.

  The cover page has been modified to specify whether affiliates or control persons of Zion may purchase in the offering.

  (a) The "Market" section has been moved to the "Business and Properties" portion of the prospectus. See page 72.

  (b) The lead -in has been modified to place appropriate emphasis on the lack of operating history and the risk involved with the investment.

  (c) The discussion has been cut down to present a more balanced disclosure.

  An updated consent from the independent accountants is included. See Exhibit 23.2.

Prospectus Summary, page 1

  The language in the Summary has been modified to make it clear that all material information has been included.

  The Summary has been modified to reflect Zion being an "exploration stage" company vs. a "development state oil and gas exploration company". Please note that under FASB rules we are required to use the words "A Development Stage Company" in our financial statements.

Risk Factors, page 3

  The risk factors have been revised to eliminate excess detail and have been broken into multiple discussions where appropriate.

  Risk factors subheadings have been revised to more clearly identify the specific risk to be discussed.

  Risk factors have been modified to eliminate language that tends to mitigate the risk.

  If compliance with environmental regulations...page 8

  I have been advised that environmental exposure in excess of the insurance Zion carries is not material and no reserves have been set-aside for that purpose. The language has been clarified to state that insurance carrying costs could increase. The second paragraph was deleted, as it is not relevant now that the well has been drilled and evaluated.

  Earnings will be diluted...page 9

  An explanation has been given as to how the key employees incentive plan differs from the required executive compensation payments.

  Price of common stock was arbitrarily determined....page 9

  The risk factor about the price of the common stock being arbitrarily determined now refers the reader to the discussion on page 20. That discussion has been expanded to include information about the price of prior private placements.

  Use of Proceeds, page 10

  The additional information has been added related to the debt interest rates and maturities.

  The oil and gas price information has been added to better discuss the payout of well costs.

  Plan of Operation and Management's Discussion, page 13

  A section has been added to discuss liquidity.

  A section has been added to discuss liquidity.

General Operating Conditions, page 15

  A sentence has been added to indicate when we expect formal approval from the Israel Lands Authority for the use of surface rights with the Kibbutz.

    All references to Givot Olam have been removed.

Plan of Distribution, page 23

  We understand this requirement under Rule 461 of Regulation C and will have the NASD letter in hand before requesting acceleration.

  Management, page 26

  Mr. Brown's titles of his senior management positions have been disclosed. See page 27.

  No officers or directors have been involved in any businesses having any bankruptcies filed within the last 5 years.

  Certain Relationships and Related Party Transactions, page 39

  Disclosure has been made of related parties' transactions having been made on terms at least as favorable as what could have been obtained with unaffiliated third parties.

  A discussion has been added regarding the 200,000 shares to be issued to Mr. Rinberg. See pages 43 - 44.

  Discussion has been added that substantiates our statement that our related party transactions were on terms no less favorable than terms that could have been obtained from unaffiliated third parties.

Description of Securities, page 51

  The statement about common stock being "fully paid and nonassessable" has been deleted.

  Business and Properties, page 58

  In rereading what we wrote related to a "new exploratory trend concept", we found we had miscategorized the "new exploratory trend." The description has been appropriately modified.

  I have been advised that expenditures on research and development activities over the past two years have been immaterial. All exploration expenditures are not categorized as research and development, but are capitalized into the full cost pool.

  Costs of compliance with the relevant environmental laws and the effects of such legislation on operations at this exploratory stage of the Joseph Project were immaterial during 2004 and 2005.

  Change in Accountants, page 73

  The discussion related to the change in accountants has been expanded with disclosure of who will be acting as principal auditor, the location of accounting records and other items requested.

  Tax Consequences, page 76

  The discussion related to the tax consequences has been revised to reflect our reliance on the opinion of Ray, Cho, Wiley, Van Brauman & Gibson PLLC.

  Where You Can Find More Information, page 77

  The address for the Securities and Exchange Commission has been corrected.

  The address for the Securities and Exchange Commission has been corrected.

Financial Statements

Note 1 - Nature of Operations and Basis of Presentation, page F-11

Basis of Preparation, page F-11

  It now appears that our 2005 audit will contain the same going concern qualification so we are dropping the references in Note 1 that appear to contradict that opinion.

  Note 2 - Summary of Significant Accounting Policies, page F-12

  Cash, page F-12

  The paragraph in Note 2 that discusses cash has been modified to be consistent with paragraph 132 of SFAS 95.

  Oil and Gas Properties, page F-12

  Specific information has been added.

  Stock-Based Compensation, page F-13

  The paragraph has been restructured to be more clear.

  Note 5 - Related Party Transactions, page F-16

  Note 5 discussing related party transactions has been modified to explain the classification of the note payables and to be consistent with other disclosures.

  Note 5 discussing related party transactions has been modified to explain the classification of the note payables and to be consistent with other disclosures.

  Interim Financial Statements

  Note 7 - Loan Transactions, page F-35

  Note 7 - Loan Transactions has been removed from the interim financial statements and inserted into the audited financial statements as a new Note 7.

  Part II

  Recent Sales of Unregistered Securities, page II-2

  See Item 8, Item 9 and Item 16 for discussions of securities issued for services.

Exhibits

  The subscription agreement is shown in the two pages immediately following

  Page F-36.

  Exhibit 10.3

  The escrow agreement is filed as Exhibit 10.3.

  Form 10-KSB for the Fiscal Year Ended December 31, 2004

  Control and Procedures, page 8

  The 10-KSB will be amended and refiled.

  The 10-KSB will be amended and refiled.

If you have additional comments, please contact me at your earliest convenience.

Sincerely,

/s/Alice A. Waters

Alice A. Waters

Enclosures

cc: Mr. Eugene A. Soltero